Note 9. Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
Note 9. EARNINGS PER SHARE

In 2011, the Company issued a five percent (5%) stock dividend payable to all shareholders. The stock dividend resulted in the issuance of 552,259 additional common shares in 2011. All reported earnings per share disclosures have been retroactively restated to reflect this dividend. The following table presents a reconciliation of the numerators and denominators of basic and diluted earnings per common share for the years ended December 31:

(in $000's except for per share data)	2012	2011	2010
Basic earnings per common share:
Net earnings	$164	$28	$190

Weighted-average common shares outstanding	11,655	11,592	11,532

Basic net earnings per common share	$0.01	$0.00	$0.02

Diluted earnings per common share:
Net earnings	$164	$28	$190

Weighted-average common shares outstanding	11,655	11,592	11,532
Add: Effect of dilutive stock options	3	7	6
Adjusted weighted-average common shares outstanding	11,658	11,599	11,538

Diluted net earnings per common share	$0.01	$0.00	$0.02

For the year ended December 31, 2012, 2011 and 2010, there were 7,573, 7,573 and 7,212 options, respectively, which were anti-dilutive and excluded from the diluted earnings per share calculation.